Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024		Jun. 30, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 10		$ 10
Ordinary shares, authorized	100,000,000		100,000,000
Ordinary shares, issued	2,044,363	[1]	544,981	[2]
Ordinary shares, outstanding	2,044,363	[1]	544,981	[2]

[1]	Retrospectively restated for effect of reverse stock split on September 24, 2024.
[2]	Retrospectively restated for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024.